Employee Benefit Plans - Summary of Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Exercise Price	$ 16.67
Weighted Average Remaining Life (Years)	4 months 24 days
Outstanding Options	20,808
Options Exercisable	20,808